Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Notes
Related Party Transactions

RELATED PARTY TRANSACTIONS

The Company’s transactions with related parties were carried out on normal commercial terms and in the course of the Company’s business. Other than those disclosed elsewhere in the financial statements, related party transactions are as follows:

	Three Months Ended December 31, 2017	Three Months Ended December 31, 2016	Nine Months Ended December 31, 2017	Nine Months Ended December 31, 2016
	$	$	$	$
Consulting fees and allowance*	-	20,000	-	127,622
Salary and allowance**	165,052	50,000	435,156	50,000
Stock based compensation***	183,981	183,981	558,453	367,962
Total	349,033	253,981	993,609	545,584

The above expenses were recorded under general and administrative expenses.

* Consulting fees and allowance represents amounts paid/payable to a related party owned by a shareholder that is a member of key management of the Company.

** Salary and allowance include salary, car allowance, vacation pay, bonus and other allowances paid or payable to key management of the Company.

*** Stock based compensation represent the fair value of the options, warrants and equity incentive plan for directors and key management of the Company.

RELATED PARTY TRANSACTIONS

The Company’s transactions with related parties were carried out on normal commercial terms and in the course of the Company’s business.  Other than disclosed elsewhere in the Company’s consolidated financial statements, related party transactions are as follows.

	Three Months Ended March 31, 2017	Three Months Ended March 31, 2016	Twelve Months Ended March 31, 2017	Twelve Months Ended March 31, 2016	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015
	$	$	$	$	$	$
Consulting fees and allowance*	-	43,680	178,460	129,078	222,140	145,825
Salary and allowance**	80,052	-	291,954	63,000	211,902	63,000
Stock based compensation***	203,512	-	623,561	1,054,958	420,049	2,190,152
Total	283,564	43,680	1,093,975	1,247,036	854,091	2,398,977

* Consulting fees and allowance represents amounts paid/payable to a related party owned by a shareholder/chief executive officer of the Company.

** Salary and allowance include salary, car allowance, vacation pay, bonus and other allowances paid or payable to a shareholder or the chief executive officer of the Company.

*** Stock based compensation represent the fair value of the options, warrants and equity incentive plan for directors, shareholders and the chief executive officer of the Company.